Derivative financial instruments - Disclosure of Fair Value Measurement of Derivative Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	¥ 1,715,675	¥ 2,507,248
Non-current assets - Other financial assets	10,556,431	9,517,267
Total	12,272,107	12,024,515
Total derivative assets	610,340	419,173
Current liabilities - Other financial liabilities	(1,392,397)	(1,046,050)
Non-current liabilities - Other financial liabilities	(533,710)	(461,583)
Total	(1,926,107)	(1,507,633)
Total derivative liabilities	(456,257)	(497,198)
At fair value [Member] | Interest rate and currency swap [Member] | Derivative not designated as hedge [Member]
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	163,777	69,625
Non-current assets - Other financial assets	404,593	333,683
Total	568,371	403,309
Current liabilities - Other financial liabilities	(47,044)	(87,926)
Non-current liabilities - Other financial liabilities	(383,184)	(326,177)
Total	(430,228)	(414,102)
At fair value [Member] | Foreign exchange forward and option contracts [Member] | Derivative not designated as hedge [Member]
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	41,969	15,865
Total	41,969	15,865
Current liabilities - Other financial liabilities	(26,029)	(83,096)
Total	¥ (26,029)	¥ (83,096)